Financial Expense (Tables)	12 Months Ended
Dec. 31, 2023
Financial Expense
Schedule of financial expense

	For the year ended December 31
(in EUR 000)	2023	2022	2021
Fair value adjustment	90	2,721	—
Recoverable cash advances, Accretion of interest	990	925	882
Interest and bank charges	88	139	296
Interest on lease liabilities	129	98	90
Exchange differences	2,432	437	448
Other	—	—	356
Total Financial expense	3,729	4,320	2,072